Financial Instruments and Related Disclosures - Summary of External Credit Exposure (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Bank balances and deposits	£ 3,000	£ 3,072
US Treasury and Treasury repo only money market funds	317	102
Liquidity funds	2,975	2,040
Government securities	78	79
3rd party financial derivatives	146	270
Total	6,516	5,563
AAA/Aaa [member]
Disclosure of external credit grades [line items]
US Treasury and Treasury repo only money market funds	317	102
Liquidity funds	2,975	2,040
Total	3,292	2,142
AA/Aa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	10	538
Government securities	77	78
3rd party financial derivatives		35
Total	87	651
A/A [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	2,575	1,906
3rd party financial derivatives	134	225
Total	2,709	2,131
BBB/Baa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	368	605
Government securities	1	1
3rd party financial derivatives	12	10
Total	381	616
BB+/Ba1 and Below/Unrated [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	47	23
Total	£ 47	£ 23